UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 130.5%
Alabama - 1.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,613,775

Arizona - 1.8%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	250,000	272,505	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,152,460
Pinal County, AZ, Electric District No. 3 Revenue	4.000%	7/1/23	1,000,000	1,056,160

Total Arizona				2,481,125

California - 18.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	561,070
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/26	2,000,000	2,313,600
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	2.190%	4/1/24	2,000,000	2,057,820	(b)(c)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	755,000	874,607
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,180,760	(a)(d)
California State, GO, Bid Group C	5.000%	8/1/33	1,000,000	1,155,770
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	555,000	593,400
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,053,355
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,111,450
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,135,630
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	750,000	873,915
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,696,780
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,546,841
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,198,440
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.250%	9/1/34	430,000	454,188
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	349,956	(e)

Total California				26,157,582

Colorado - 5.3%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	509,825
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	100,000	108,121	(d)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,153,000
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,669,215

Total Colorado				7,440,161

Connecticut - 2.0%
Connecticut State HEFA Revenue:
Bristol Hospital, AGC	5.500%	7/1/21	920,000	922,990
Sacred Heart University Issue	5.000%	7/1/36	250,000	281,102

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	$500,000	$554,875
Connecticut State, GO	5.000%	10/15/34	210,000	230,633
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/30	200,000	220,216	(a)
South Central, CT, Regional Water Authority, Water System Revenue, Thirty-Third	5.000%	8/1/41	500,000	582,050

Total Connecticut				2,791,866

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	140,000	141,729

Florida - 9.0%
Broward County, FL, Airport System Revenue	5.000%	10/1/36	250,000	282,247	(d)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	150,000	157,749	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	545,000	621,578
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,661,325
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	4,372,160	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,092,140	(d)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,500,000	1,728,690
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/36	250,000	280,745
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	2,000,000	2,065,880	(e)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/36	250,000	275,605

Total Florida				12,538,119

Georgia - 4.9%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,145,240	(e)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	991,160	(b)(c)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,108,520
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,058,900	(e)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	557,250

Total Georgia				6,861,070

Illinois - 11.7%
Chicago, IL, Board of Education, GO, Dedicated	5.000%	12/1/34	270,000	275,832
Chicago, IL, GO	5.000%	1/1/25	500,000	542,975
Chicago, IL, GO	5.500%	1/1/30	1,000,000	1,078,900
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/29	850,000	959,752
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,750,000	1,953,192	(d)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.250%	1/1/36	500,000	579,955
Senior Lien	5.250%	1/1/37	400,000	462,960
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/36	600,000	653,082

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	$500,000	$565,400
Second Lien, AGM	5.000%	11/1/32	630,000	716,297
Illinois State Finance Authority Revenue:
Memorial Health System	5.250%	4/1/29	1,670,000	1,729,352
Sourthen Illinois Healthcare Enterprises Inc.	5.000%	3/1/34	500,000	557,870
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/32	200,000	225,286
Illinois State Sports Facilities Authority Revenue, State Tax Supported, AGM	5.250%	6/15/30	3,000,000	3,295,560
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	600,000	676,416
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/28	100,000	112,195
Illinois State, GO	5.000%	2/1/26	600,000	628,722
Illinois State, GO	5.000%	2/1/27	250,000	261,327
Illinois State, GO	5.000%	2/1/29	500,000	517,430
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project	5.000%	12/15/31	250,000	276,250
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/24	150,000	169,529
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/27	50,000	58,000

Total Illinois				16,296,282

Indiana - 7.2%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,038,850
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,537,760
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	4,000,000	4,082,920	(e)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	395,000	440,800	(d)

Total Indiana				10,100,330

Louisiana - 4.5%
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/29	2,000,000	2,249,260	(d)
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/30	2,000,000	2,240,060	(d)
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/38	1,625,000	1,840,833	(f)

Total Louisiana				6,330,153

Maryland - 0.7%
Maryland State EDC, Private Activity Revenue, Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	850,000	918,204	(d)

Massachusetts - 1.4%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond	5.000%	7/1/28	400,000	467,508
Massachusetts State DFA Revenue:
Partners Healthcare System Issue	5.000%	7/1/37	250,000	285,198
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	225,222
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	800,000	917,888

Total Massachusetts				1,895,816

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 4.5%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	$800,000	$902,040
Senior Lien	5.000%	7/1/35	350,000	391,661
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	600,000	617,274	(a)
Michigan State Finance Authority Revenue:
Hospital, Trinity Health Credit Group	5.000%	12/1/42	250,000	280,730
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	275,000	302,948
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	1,000,000	1,148,030
Michigan State Housing Development Authority, Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,670,650

Total Michigan				6,313,333

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/36	500,000	589,470

Nevada - 3.0%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,189,520

New Jersey - 11.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/28	1,000,000	1,096,520
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	665,000	683,547	(d)
School Facilities Construction, State Appropriations	5.000%	3/1/29	5,000,000	5,282,400
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	150,000	162,582	(d)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,135,060	(e)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	1,375,000	1,419,921
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,319,840
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	1,000,000	1,146,210

Total New Jersey				16,246,080

New York - 10.6%
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	1,000,000	1,141,650
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	1,000,000	1,086,380
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	700,000	805,770
New York State Dormitory Authority, State Personal Income Tax Revenue, Education, AMBAC	5.500%	3/15/25	4,000,000	4,809,840
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	1,000,000	1,121,560
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	227,272
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	600,000	635,844	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	$1,225,000	$1,363,021	(d)
LaGuardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	500,000	519,830	(d)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	1,500,000	1,689,870	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	200,000	229,456
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,153,660

Total New York				14,784,153

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	1,750,000	1,802,693	(e)
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	116,168

Total North Carolina				1,918,861

Ohio - 0.4%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project	5.000%	2/15/29	500,000	584,080

Oklahoma - 2.0%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,684,525	(e)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	130,000	96,669

Total Oklahoma				2,781,194

Oregon - 1.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	631,964
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	582,705
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community	5.000%	11/15/31	350,000	381,157
Friendsview Retirement Community	5.000%	11/15/36	325,000	349,658

Total Oregon				1,945,484

Pennsylvania - 2.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	200,000	225,452
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	500,000	560,015
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,076,959	(e)
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	150,000	165,039
Philadelphia School District Project, AGM	5.000%	6/1/33	450,000	491,594

Total Pennsylvania				3,519,059

Tennessee - 5.8%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Green Bond	5.000%	7/1/42	300,000	344,031
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,193,029
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,606,554

Total Tennessee				8,143,614

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 7.9%
Austin, TX, Airport Systems Revenue	5.000%	11/15/27	$1,000,000	$1,129,000	(d)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	20,000	22,593
Idea Public Schools	5.000%	8/15/25	30,000	34,173
Idea Public Schools	5.000%	8/15/27	70,000	79,766
Idea Public Schools	5.000%	8/15/28	30,000	34,311
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	1,000,000	1,152,700
Houston, TX, Airport System Revenue, Special Faicilites, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	500,000	562,415	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	90,000	102,024	(d)
North Texas Tollway Authority Revenue	5.000%	1/1/34	1,300,000	1,453,491
North Texas Tollway Authority Revenue, First Tier	5.000%	1/1/36	500,000	565,860
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/40	600,000	683,490
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	130,000	144,203
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/32	750,000	861,120
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS / GNMA / FNMA / FHLMC Collateralized	12.117%	7/2/24	50,000	51,977	(b)(d)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,237,560
Texas State Water Development Board Revenue	5.000%	10/15/42	1,100,000	1,262,789
Texas State, GO, Transport Commission - Mobility Fund	5.000%	10/1/34	500,000	584,535

Total Texas				10,962,007

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	520,000	315,900
Matching Fund Loan	6.000%	10/1/39	335,000	195,138

Total U.S. Virgin Islands				511,038

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	275,183

Virginia - 5.5%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	560,228	(e)
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,068,584	(e)
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,585,541	(e)
Virginia State College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment Programs	5.000%	2/1/32	500,000	589,895
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	200,000	237,460
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,202,220	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	375,400	(d)

Total Virginia				7,619,328

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.8%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, AGC	5.750%	8/15/29	$1,000,000	$1,059,800	(e)

Wisconsin - 3.6%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	2,105,000	2,376,482
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,263,800	(d)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	229,054	(a)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/37	175,000	192,757	(d)

Total Wisconsin				5,062,093

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,356,284)				182,070,509

SHORT-TERM INVESTMENTS - 4.3%
MUNICIPAL BONDS - 4.3%
Delaware - 0.5%
University of Delaware Revenue, SPA-TD Bank N.A.	1.120%	11/1/37	700,000	700,000	(g)(h)

Florida - 0.1%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	1.170%	8/1/18	100,000	100,000	(d)(g)(h)

Georgia - 0.1%
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	1.090%	1/1/48	100,000	100,000	(g)(h)

Mississippi - 0.4%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron USA Inc.	1.120%	11/1/35	600,000	600,000	(g)(h)

New York - 2.8%
New York City, NY, GO, LOC-Mizuho Corporate Bank	1.130%	4/1/42	100,000	100,000	(g)(h)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	1.270%	8/1/22	2,600,000	2,600,000	(g)(h)
Future Tax Secured, SPA-Dexia Credit Local	1.270%	8/1/23	600,000	600,000	(g)(h)
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Landesbank Hessen-Thuringen	1.140%	11/1/32	600,000	600,000	(g)(h)

Total New York				3,900,000

North Carolina - 0.4%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	1.090%	11/1/34	100,000	100,000	(g)(h)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	1.090%	2/1/34	540,000	540,000	(g)(h)

Total North Carolina				640,000

TOTAL MUNICIPAL BONDS (Cost - $6,040,000)				6,040,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $14,036)	1.320%	14,036	$14,036

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,054,036)			6,054,036

TOTAL INVESTMENTS - 134.8% (Cost - $181,410,320)			188,124,545
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (1.9)%			(2,600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (34.0)%			(47,400,000)
Other Assets in Excess of Liabilities - 1.1%			1,406,199

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$139,530,744

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RIBS	— Residual Interest Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$182,070,509	—	$182,070,509

Short-Term Investments†:
Municipal Bonds	—	6,040,000	—	6,040,000
Money Market Funds	$14,036	—	—	14,036

Total Short-Term Investments	14,036	6,040,000	—	6,054,036

Total Investments	$14,036	$188,110,509	—	$188,124,545

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2018